UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     Gary Levenstein     Encino, CA     March 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $104,554 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOLOR CORP                    COM              00724x102      219    15000 SH       Sole                    15000        0        0
AMERICAN INTL GROUP INC        COM              026874107     3389    49675 SH       Sole                    49675        0        0
AMGEN INC                      COM              031162100     4277    54233 SH       Sole                    54233        0        0
APPLIED MATLS INC              COM              038222105     3063   170735 SH       Sole                   170735        0        0
BROADCOM CORP                  CL A             111320107     3944    83650 SH       Sole                    83650        0        0
CENDANT CORP                   COM              151313103     2884   167205 SH       Sole                   167205        0        0
CHEESECAKE FACTORY INC         COM              163072101     4180   111797 SH       Sole                   111797        0        0
CISCO SYS INC                  COM              17275R102     2906   169762 SH       Sole                   169762        0        0
CITIGROUP INC                  COM              172967101     3095    63778 SH       Sole                    63778        0        0
COLGATE PALMOLIVE CO           COM              194162103     3015    54964 SH       Sole                    54964        0        0
DELL INC                       COM              24702r101     2708    90410 SH       Sole                    90410        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200      494   268493 SH       Sole                   268493        0        0
ENDEAVOUR INTL CORP            COM              29259g101     1591   482250 SH       Sole                   482250        0        0
FAMOUS DAVES AMER INC          COM              307068106     3786   335955 SH       Sole                   335955        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     1672   160110 SH       Sole                   160110        0        0
GENERAL ELEC CO                COM              369604103     3558   101515 SH       Sole                   101515        0        0
INDIA FD INC                   COM              454089103     4033   101521 SH       Sole                   101521        0        0
ISHARES TR                     DJ US ENERGY     464287796      223     2600 SH       Sole                     2600        0        0
JACK IN THE BOX INC            COM              466367109      236     6750 SH       Sole                     6750        0        0
JETBLUE AWYS CORP              COM              477143101     2258   146838 SH       Sole                   146838        0        0
JOHNSON & JOHNSON              COM              478160104     4049    67375 SH       Sole                    67375        0        0
KONA GRILL INC                 COM              50047h201     2197   258500 SH       Sole                   258500        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     2713    75205 SH       Sole                    75205        0        0
MEDTRONIC INC                  COM              585055106     3783    65713 SH       Sole                    65713        0        0
NETWOLVES CORP                 COM              64120V102      328  1215565 SH       Sole                  1215565        0        0
PEPSICO INC                    COM              713448108     3041    51480 SH       Sole                    51480        0        0
PFIZER INC                     COM              717081103     1951    83675 SH       Sole                    83675        0        0
PROCTER & GAMBLE CO            COM              742718109     3032    52389 SH       Sole                    52389        0        0
REGAL ENTMT GROUP              CL A             758766109     1646    86550 SH       Sole                    86550        0        0
SOUTHWEST AIRLS CO             COM              844741108     3593   218690 SH       Sole                   218690        0        0
SYSCO CORP                     COM              871829107     2240    72155 SH       Sole                    72155        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     4877   254285 SH       Sole                   254285        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2581    60020 SH       Sole                    60020        0        0
TIME WARNER INC                COM              887317105     3008   172455 SH       Sole                   172455        0        0
TURKISH INVT FD INC            COM              900145103     2504    99200 SH       Sole                    99200        0        0
VISION-SCIENCES INC DEL        COM              927912105     1321   635027 SH       Sole                   635027        0        0
VITAL IMAGES INC               COM              92846N104     3958   151365 SH       Sole                   151365        0        0
XILINX INC                     COM              983919101     2921   115885 SH       Sole                   115885        0        0
ZIMMER HLDGS INC               COM              98956P102     3280    48638 SH       Sole                    48638        0        0